INITIAL PUBLIC OFFERING (Details) - $ / shares			3 Months Ended
	Jan. 14, 2021	Jan. 12, 2021	Mar. 31, 2021	Apr. 12, 2022	Oct. 12, 2021	Jun. 30, 2021	Oct. 12, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)			5,750,000
Purchase price, per unit		$ 10.00			$ 0.10		$ 10.00
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10.00		$ 0.10	0.10
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	5,750,000	5,000,000
Purchase price, per unit		$ 10.00			$ 10.00	$ 10.00
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares issuable per warrant		0.10
Initial Public Offering | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	5,750,000	5,000,000
Purchase price, per unit		$ 10.00
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares issuable per warrant		0.10
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	750,000
Purchase price, per unit	$ 10.00
Over-allotment option | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	750,000	750,000
Purchase price, per unit	$ 10.00